Auditor's remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 21.9	$ 19.5	$ 21.9
Fees for other services provided to HSBC	126.2	109.9	108.3
– audit of HSBC’s subsidiaries	75.7	68.6	71.0
– audit-related assurance services	26.4	18.7	17.2
– other assurance services	24.1	22.6	20.1
Year ended 31 Dec	$ 148.1	$ 129.4	$ 130.2